Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information [abstract]
Schedule of Segment Information

	Year ended December 31, 2017
	Corporate	Bateas	Cuzcatlan	Lindero	Total
Revenues from external customers	$-	$88,115	$179,996	$-	$268,111
Cost of sales	-	(53,492)	(105,059)	-	(158,551)
Selling, general, and administration	(15,662)	(3,251)	(5,998)	-	(24,911)
Impairment reversal of mineral properties, plant, and equipment	-	31,119	-	-	31,119
Other expenses	(1,626)	(116)	(3,699)	-	(5,441)
Finance items	(867)	(4,620)	111	-	(5,376)
Segment profit (loss) before taxes	(18,155)	57,755	65,351	-	104,951
Income taxes	(643)	(17,136)	(20,927)	60	(38,646)
Segment profit (loss) after taxes	$(18,798)	$40,619	$44,424	$60	$66,305

	Year ended December 31, 2016
	Corporate	Bateas	Cuzcatlan	Lindero	Total
Revenues from external customers	$-	$67,104	$143,151	$-	$210,255
Cost of sales	-	(47,250)	(82,399)	-	(129,649)
Selling, general, and administration	(23,684)	(2,616)	(4,817)	-	(31,117)
Other income (expenses)	195	(767)	(376)	-	(948)
Finance items	(1,847)	718	(302)	-	(1,431)
Segment profit (loss) before taxes	(25,336)	17,189	55,257	-	47,110
Income taxes	(2,728)	(4,411)	(21,935)	(178)	(29,252)
Segment profit (loss) after taxes	$(28,064)	$12,778	$33,322	$(178)	$17,858

	December 31, 2017
	Corporate	Bateas	Cuzcatlan	Lindero	Total
Total assets	$82,978	$156,513	$316,692	$150,465	$706,648
Total liabilities	$57,889	$35,169	$48,441	$1,565	$143,064
Capital expenditures	$540	$13,184	$22,577	$10,757	$47,058

	December 31, 2016
	Corporate	Bateas	Cuzcatlan	Lindero	Total
Total assets	$40,351	$105,001	$279,316	$138,247	$562,915
Total liabilities	$57,132	$23,622	$57,962	$1,048	$139,764
Capital expenditures	$283	$8,996	$36,773	$2,009	$48,061